Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment as of December 31, 2017 and 2018 are as follows:

		2017
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won
Land	￦	13,318,542	(21,968)	—	—	13,296,574
Buildings		18,777,678	(63,539)	(6,722,376)	(1,776)	11,989,987
Structures		66,184,484	(196,414)	(22,071,667)	(8,039)	43,908,364
Machinery		75,826,292	(183,188)	(28,904,982)	(45,512)	46,692,610
Ships		4,175	—	(3,772)	—	403
Vehicles		276,425	(6,322)	(195,260)	(127)	74,716
Equipment		1,440,870	(761)	(1,020,192)	(6)	419,911
Tools		1,010,537	(1,027)	(809,842)	(32)	199,636
Construction-in-progress		25,610,649	(49,084)	—	(38,108)	25,523,457
Finance lease assets		2,390,680	(27)	(2,093,001)	—	297,652
Asset retirement costs		9,395,821	—	(3,356,337)	—	6,039,484
Others		11,247,021	—	(8,807,401)	—	2,439,620

	￦	225,483,174	(522,330)	(73,984,830)	(93,600)	150,882,414

		2018
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won
Land	￦	13,554,292	(21,968)	—	—	13,532,324
Buildings		19,431,536	(63,189)	(7,494,176)	(3,669)	11,870,502
Structures		66,335,506	(190,854)	(23,615,312)	(8,399)	42,520,941
Machinery		82,047,823	(173,242)	(34,151,878)	(439,350)	47,283,353
Ships		3,655	—	(3,353)	—	302
Vehicles		287,954	(4,220)	(215,649)	(116)	67,969
Equipment		1,558,309	(418)	(1,175,408)	(42)	382,441
Tools		1,073,145	(675)	(880,432)	(38)	192,000
Construction-in-progress		29,026,880	(54,740)	—	(205,713)	28,766,427
Finance lease assets		2,390,701	(26)	(2,194,971)	—	195,704
Asset retirement costs		9,424,181	—	(3,706,004)	(146,423)	5,571,754
Others		11,875,394	—	(9,515,917)	—	2,359,477

	￦	237,009,376	(509,332)	(82,953,100)	(803,750)	152,743,194

Changes in property, plant and equipment
Changes in property, plant and equipment for the years ended December 31, 2017 and 2018 are as follows:

		2017
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment(*1)	Others	Ending balance
		In millions of won
Land	￦	12,969,741	32,773	(8,961)	—	—	324,989	13,318,542
(Government grants)		(3,204)	—	5	—	—	(18,769)	(21,968)
Buildings		11,784,624	40,592	(19,715)	(794,804)	(923)	1,043,752	12,053,526
(Government grants)		(61,188)	(900)	28	5,996	—	(7,475)	(63,539)
Structures		43,330,415	428	(519,366)	(2,421,168)	(6,856)	3,721,325	44,104,778
(Government grants)		(197,641)	—	1,905	10,011	—	(10,689)	(196,414)
Machinery		43,421,945	421,892	(242,428)	(4,821,595)	(43,121)	8,139,105	46,875,798
(Government grants)		(111,064)	(10,834)	489	17,390	—	(79,169)	(183,188)
Ships		550	—	—	(147)	—	—	403
Vehicles		70,970	3,447	(174)	(34,236)	(127)	41,158	81,038
(Government grants)		(107)	(107)	14	1,070	—	(7,192)	(6,322)
Equipment		376,395	53,529	(413)	(158,614)	(6)	149,781	420,672
(Government grants)		(732)	(43)	—	454	—	(440)	(761)
Tools		179,032	30,990	(166)	(74,909)	(32)	65,748	200,663
(Government grants)		(430)	—	—	354	—	(951)	(1,027)
Construction-in-progress		27,296,260	11,996,508	(6,487)	—	—	(13,713,740)	25,572,541
(Government grants)		(135,807)	(42,728)	—	—	—	129,451	(49,084)
Finance lease assets		406,353	—	(29,696)	(107,390)	—	28,412	297,679
(Government grants)		—	—	—	1	—	(28)	(27)
Asset retirement costs		4,065,412	—	—	(518,565)	—	2,492,637	6,039,484
Others		2,351,532	10,411	(28)	(762,711)	—	840,416	2,439,620

	￦	145,743,056	12,535,958	(824,993)	(9,658,863)	(51,065)	3,138,321	150,882,414

(*1)

Korea Midland Power Co., Ltd. and Korea Western Power Co., Ltd., 100% owned subsidiaries, have determined that there are impairment indicators for the shutdowns of certain power generation units and fire, and performed an impairment test over the individual assets. As a result, the Company recognized the amount of the carrying amount in excess of its recoverable amount as impairment loss in the consolidated statements of comprehensive income.

		2018
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment(*1)	Others	Ending balance
		In millions of won
Land	￦	13,318,542	2,254	(18,240)	—	—	251,736	13,554,292
(Government grants)		(21,968)	—	—	—	—	—	(21,968)
Buildings		12,053,526	10,156	(8,545)	(767,845)	(1,896)	648,295	11,933,691
(Government grants)		(63,539)	(4,213)	31	6,836	—	(2,304)	(63,189)
Structures		44,104,778	11,123	(587,278)	(2,476,278)	(360)	1,659,810	42,711,795
(Government grants)		(196,414)	—	3,270	10,292	—	(8,002)	(190,854)
Machinery(*2)		46,875,798	460,676	(250,159)	(4,973,252)	(393,839)	5,737,371	47,456,595
(Government grants)		(183,188)	(1,185)	823	18,099	—	(7,791)	(173,242)
Ships		403	—	—	(103)	—	2	302
Vehicles		81,038	2,774	(402)	(32,620)	—	21,399	72,189
(Government grants)		(6,322)	(45)	—	2,146	—	1	(4,220)
Equipment		420,672	36,884	(265)	(187,821)	(36)	113,425	382,859
(Government grants)		(761)	(22)	—	365	—	—	(418)
Tools		200,663	12,331	(268)	(83,283)	(6)	63,238	192,675
(Government grants)		(1,027)	(44)	—	432	—	(36)	(675)
Construction-in-progress		25,572,541	11,749,397	(47,463)	—	(167,603)	(8,285,705)	28,821,167
(Government grants)		(49,084)	(23,895)	—	—	—	18,239	(54,740)
Finance lease assets		297,679	—	—	(101,888)	—	(61)	195,730
(Government grants)		(27)	—	—	1	—	—	(26)
Asset retirement costs		6,039,484	1,988	—	(610,435)	(146,424)	287,141	5,571,754
Others		2,439,620	8,691	(715)	(709,579)	—	621,460	2,359,477

	￦	150,882,414	12,266,870	(909,211)	(9,904,933)	(710,164)	1,118,218	152,743,194

(*1)

Korea Hydro & Nuclear Power Co., Ltd. and Korea Western Power Co., Ltd., 100% owned subsidiaries, have determined that there are impairment indicators for the shutdowns of certain power generation units and fire, and performed an impairment test over the individual assets. As a result, the Company recognized the amount of the carrying amount in excess of its recoverable amount as impairment loss in the consolidated statements of comprehensive income. The amount includes impairment loss of ￦703,133 million in relation to Wolsong unit 1, and Shin-Hanul unit 3 and 4 as described in note 2, and the loss of ￦7,031 million due to fire at Taean unit 2.

(*2)

As described in note 29, the amount of acquisition of machinery includes ￦204,787 million of that the Company believes the possibility of economic outflow is probable on the request for additional construction costs of Hyundai E&C, GS Engineering & Construction Corp. and Hansol SeenTec Co., Ltd.